Taxation - Schedule of deferred tax assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Net operating tax loss carry forwards	¥ 627,006	¥ 629,728
Accrued expenses	418,520	465,769
Others	23,297	20,982
Less: valuation allowance	(1,068,823)	(1,116,479)	¥ (998,146)
Total deferred tax assets, net	¥ 0	¥ 0